COLLECTIVE EMPLOYMENT AGREEMENT (Details)	12 Months Ended
Dec. 31, 2018
Disclosure of collective employment agreement [Abstract]
Period of collective employment agreement	an immediate salary increase for employees with a seniority of 1.5 years or more; an additional salary increase contingent upon the Company's performance; sharing of the Company's profits and the terms of eligibility for these grants in the years 2019-2021. In addition, the Parties agreed to negotiate at a later time a salary increase mechanism for the years 2020 and 2021.